UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Value® Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.58%
Consumer Discretionary – 6.18%
Johnson Controls	6,215,181	$255,692,546
Lowe’s	3,988,866	275,909,861
		531,602,407
Consumer Staples – 12.48%
Archer-Daniels-Midland	5,735,737	258,050,808
CVS Health	2,639,502	270,285,005
Kraft Heinz	3,604,462	261,900,209
Mondelez International	6,695,860	283,636,630
		1,073,872,652
Energy – 12.47%
Chevron	2,743,424	222,189,910
ConocoPhillips	4,381,084	215,330,278
Halliburton	5,126,099	201,711,996
Marathon Oil	8,372,252	144,756,237
Occidental Petroleum	3,955,122	288,763,457
		1,072,751,878
Financials – 11.85%
Allstate	4,354,019	253,752,227
Bank of New York Mellon	6,418,174	255,443,325
BB&T	6,914,923	255,298,957
Marsh & McLennan	4,743,387	254,862,183
		1,019,356,692
Healthcare – 21.33%
Baxalta	4,052,105	142,431,491
Baxter International	4,052,105	155,803,437
Cardinal Health	3,239,444	266,509,058
Express Scripts Holding †	3,033,675	253,615,230
Johnson & Johnson	2,735,712	257,102,214
Merck	4,684,142	252,241,047
Pfizer	7,859,958	253,247,847
Quest Diagnostics	3,740,285	253,591,323
		1,834,541,647
Industrials – 9.75%
Northrop Grumman	1,669,332	273,336,422
Raytheon	2,744,934	281,520,431
Waste Management	5,662,699	283,474,712
		838,331,565
Information Technology – 12.14%
CA	9,426,977	257,262,202
Cisco Systems	9,875,247	255,571,392
Intel	9,541,233	272,306,790

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Schedule of investments
Delaware Value® Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Information Technology (continued)
Xerox	25,508,236	$259,418,760
		1,044,559,144
Materials – 3.01%
duPont (E.I.) deNemours	5,034,404	259,271,806
		259,271,806
Telecommunications – 6.18%
AT&T	7,981,808	264,996,026
Verizon Communications	5,789,133	266,358,009
		531,354,035
Utilities – 3.19%
Edison International	4,693,898	274,499,155
		274,499,155
Total Common Stock (cost $7,712,469,327)		8,480,140,981

	Principal amount°
Short-Term Investments – 1.09%
Discount Notes – 0.73%≠
Federal Home Loan Bank
0.065% 9/2/15	9,370,750	9,370,750
0.07% 10/5/15	19,965,281	19,963,883
0.075% 9/18/15	7,744,757	7,744,742
0.10% 10/23/15	9,370,750	9,369,747
0.105% 11/3/15	6,877,008	6,875,405
Freddie Mac 0.075% 10/1/15	9,358,415	9,357,835
		62,682,362
Repurchase Agreements – 0.36%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $4,888,454 (collateralized by U.S.
government obligations 1.50%–4.375%
10/31/19–5/15/41; market value $4,986,213)	4,888,444	4,888,444
Bank of Montreal
0.10%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $8,147,429 (collateralized by U.S.
government obligations 0.00%–8.00%
8/18/16–5/15/45; market value $8,310,355)	8,147,407	8,147,407

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	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.12%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $17,913,209 (collateralized by U.S.
government obligations 0.00%–7.50%
2/15/16–11/15/44; market value $18,271,415)	17,913,149	$17,913,149
		30,949,000
Total Short-Term Investments (cost $93,631,147)		93,631,362

Total Value of Securities – 99.67%
(cost $7,806,100,474)		8,573,772,343

Receivables and Other Assets Net of Liabilities – 0.33%		28,332,845
Net Assets Applicable to 498,706,300 Shares Outstanding – 100.00%		$8,602,105,188

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Value® Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds II - Delaware Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4     NQ-456 [8/15] 10/15 (15213)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$8,480,140,981	$—	$8,480,140,981
Short-Term Investments	—	93,631,362	93,631,362
Total Value of Securities	$8,480,140,981	$93,631,362	$8,573,772,343

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: